SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Summary Of Significant Accounting Policies
Deposits	$ 56,351		$ 55,923		RM 250,000	RM 250,000
Net loss	482,429	$ 278,111	143,577	$ (19,214)
Operating cash flow	45,148	$ (126,777)	(343,001)	210,454
Accumulated deficit	$ 8,522,029		$ 8,039,600	$ 7,896,023
Segment description	Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia.		Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia.